Share Purchase Warrants and Stock Options - Schedule of Activity of Stock Options (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Activity of Stock Options [Abstract]
Number of stock options, Outstanding Balance (in Shares)	125,557	106,058	48,137
Weighted average exercise price, Outstanding Balance	$ 23.77	$ 45	$ 65
Intrinsic value, Outstanding Balance (in Dollars)			$ 89,238
Number of stock options, Issued		99,334	62,869
Weighted average exercise price, Issued
Intrinsic value, Issued
Number of stock options, Exercised
Weighted average exercise price, Exercised
Intrinsic value, Exercised
Number of stock options, Canceled/expired/forfeited		(79,835)	(4,948)
Weighted average exercise price, Canceled/expired/forfeited		$ 37	$ 30
Intrinsic value, Canceled/expired/forfeited
Number of stock options, Outstanding Balance (in Shares)	125,557	125,557	106,058
Weighted average exercise price, Outstanding Balance	$ 23.77	$ 23.77	$ 45
Intrinsic value, Outstanding Balance (in Dollars)
Number of stock options, Exercisable	98,640	98,640
Weighted average exercise price, Exercisable	$ 27.1	$ 27.1
Intrinsic value, Exercisable